Derivatives (Tables)	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of interest rate swaps and cap agreements
	September 26, 2021		June 27, 2021
	Notional Amounts	Expiration	Notional Amounts	Expiration
Interest rate swaps	$552,500	June 30, 2022	$552,500	June 30, 2022
Interest rate caps	$97,500	March 31, 2022	$97,500	March 31, 2021
Total notional amounts	$650,000		$650,000

	June 27, 2021		June 28, 2020
	Notional Amounts	Expiration	Notional Amounts	Expiration
Interest rate swaps	$552,500	June 30, 2022	$561,000	June 30, 2022
Interest rate caps	$97,500	March 31, 2022	$99,000	March 31, 2021
Total notional amounts	$650,000		$660,000